CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - GBP (£) £ in Thousands	Dec. 31, 2021	Jun. 30, 2021
ASSETS - NON-CURRENT
Goodwill	£ 124,591	£ 124,417
Intangible assets	64,362	69,550
Property, plant and equipment	17,273	13,324
Lease right-of-use assets	51,688	57,193
Financial assets	189	363
Deferred tax assets	21,406	18,674
TOTAL	279,509	283,521
ASSETS - CURRENT
Trade and other receivables	143,840	118,303
Corporation tax receivable	1,193	938
Financial assets	444	563
Cash and cash equivalents	114,176	69,884
TOTAL	259,653	189,688
TOTAL ASSETS	539,162	473,209
LIABILITIES - CURRENT
Lease liabilities	11,960	13,543
Trade and other payables	94,060	78,634
Corporation tax payable	384	4,294
Contingent consideration	5,904	5,718
Deferred consideration	6,789	624
TOTAL	119,097	102,813
LIABILITIES - NON CURRENT
Lease liabilities	44,648	50,142
Deferred tax liabilities	8,787	10,010
Deferred consideration	2,831	9,370
Other liabilities	191	205
TOTAL	56,457	69,727
EQUITY
Share capital	1,130	1,114
Share premium	4,541	247
Merger relief reserve	30,003	30,003
Retained earnings	343,216	283,059
Other reserves	(15,127)	(13,599)
Investment in own shares	(155)	(155)
TOTAL	363,608	300,669
TOTAL LIABILITIES AND EQUITY	£ 539,162	£ 473,209